EQUITY (Details Narrative) - USD ($)								3 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 25, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Jul. 31, 2021	Oct. 31, 2021	Jul. 31, 2021	Jul. 28, 2021	Jul. 26, 2021	Jul. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000						1,000,000,000	1,000,000,000	1,000,000,000		100,000,000	1,000,000,000
Preferred stock shares authorized							250,000,000		250,000,000
Preferred stock unauthorizied shares							99,000,000		99,000,000
Lender [Member]
Class of Stock [Line Items]
Conversion of common stock			3,743,590	2,979,564	3,740,741	3,743,590		30,198,755	22,187,901
Conversion of common stock, shares			$ 9,000	$ 7,449	$ 10,100	$ 14,600		$ 69,449	$ 232,057
FOMO Advisors LLC [Member]
Class of Stock [Line Items]
Warrants issued										50,000,000
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock shares authorized							130,000,000		130,000,000			130,000,000
Conversion of common stock									50
Preferred Stock, Shares Outstanding	0						0	0	0			0
Preferred Stock, Shares Issued	0							0
Preferred stock voting rights									voting rights of 1 vote per share
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	20,000,000						20,000,000	20,000,000	20,000,000			20,000,000
Conversion of common stock									1,000
Preferred Stock, Shares Outstanding	320,000						300,000	320,000	300,000			0
Preferred Stock, Shares Issued	320,000						300,000	320,000	300,000			0
Preferred stock voting rights	320,000,000 votes						300,000,000 votes		voting rights of 1,000 votes per share
Shares issued for services		20,000
Preferred Class B [Member] | Kanab Corp [Member]
Class of Stock [Line Items]
Shares issued on acquisition									300,000
Preferred Class C [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	1,000,000						1,000,000	1,000,000	1,000,000			1,000,000
Conversion of common stock									1
Preferred Stock, Shares Outstanding	1,000,000						1,000,000	1,000,000	1,000,000			0
Preferred Stock, Shares Issued	1,000,000						1,000,000	1,000,000	1,000,000			0
Preferred stock voting rights	100,000,000,000 votes						100,000,000,000 votes		voting rights of 100,000 votes per share
Preferred Class C [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of new shares issued									1,000,000